Derivative Liability and Fair Value Measurements (Details) - USD ($)	May 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Derivative liability	$ 3,585,535	$ 1,125,803	$ 0
Fair Value, Inputs, Level 1 [Member]
Derivative liability	0	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative liability	0	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ 3,385,535	$ 1,125,803	$ 0